Shelton Funds

1875 Lawrence Street, Suite 300

Denver, CO 80202

July 21, 2022

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Shelton Funds, File Nos. 033-00499 and 811-4417

Ladies and Gentlemen,

On behalf of Shelton Funds (the “Trust”) we hereby submit, via electronic filing, Post-Effective Amendment No. 66 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of the filing is to add Institutional Class shares to the classes of shares offered by the Shelton Green Alpha Fund.

The SEC Staff is requested to address any comments on this filing to me at (303) 228-8983.

Sincerely,

/s/Gregory T. Pusch
Gregory T. Pusch
Secretary
Shelton Funds

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP